Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Unamortized debt issuance costs	$ 642,660	$ 53,614
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	38,263,813	37,295,813
Common Stock, Shares, Outstanding	38,263,813	37,295,813